ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued payroll and employee benefits	¥ 153,631		¥ 201,657
Refund liability	148,245		147,210
Recharge card	156,003		76,060
Professional service fee	35,469		41,276
Accrued compensation for minority shareholder litigation	20,894
VAT and other tax payables	19,597		18,513
Payable for advertisement	18,696		18,231
Guarantee liability	11,647		9,744
Rental fee	5,850		7,414
Others	33,484		43,498
Total	¥ 603,516	$ 87,502	¥ 563,603